DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Revenue [Abstract]
Summary of Deferred Revenue	Deferred revenue consists of the following:
	December 31
(in US$ thousands)	2018	2019
Unused virtual points	$1,094	$999
Unamortized virtual items	276	366
	$1,370	$1,365